Restricted Share and Cash-Based Restricted Share Unit Activity (Detail)	12 Months Ended
Jun. 30, 2018 $ / shares shares
Restricted Stock
Number of Shares
Nonvested - June 30, 2017 | shares	811,833
Granted | shares	166,348
Vested | shares	(370,571)
Forfeited | shares	(12,091)
Nonvested - June 30, 2018 | shares	595,519
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2017 | $ / shares	$ 19.45
Granted | $ / shares	35.58
Vested | $ / shares	18.15
Forfeited | $ / shares	28.71
Nonvested - June 30, 2018 | $ / shares	$ 24.58
Cash-Based Restricted Share Units
Number of Shares
Nonvested - June 30, 2017 | shares	140,927
Granted | shares	46,012
Vested | shares	(55,189)
Forfeited | shares	(14,424)
Nonvested - June 30, 2018 | shares	117,326
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2017 | $ / shares	$ 19.12
Granted | $ / shares	35.43
Vested | $ / shares	17.45
Forfeited | $ / shares	24.97
Nonvested - June 30, 2018 | $ / shares	$ 25.57